Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Salaries and other short term employment benefits	$ 2,816	$ 2,968
Share-based payments	1,500	2,753
Total compensation	$ 4,316	$ 5,721